Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial StatementsRestatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements[Abstract]
Schedule of Condensed Consolidated Statements of Operations

The impact of the errors on the previously issued unaudited condensed consolidated financial statements is as follows:

	Three Months Ended June 30, 2025
Condensed Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Revenues
Crude oil	$3,520,740	$74,402	$3,595,142
Natural gas and natural gas liquids	67,840	(25,500)	42,340
Total revenues	4,583,148	48,902	4,632,050

Expenses
Production taxes, transportation and processing	302,850	12,491	315,341
Lease operating	1,993,454	365,588	2,359,042
Accretion of asset retirement obligations	95,322	(86,809)	8,513
General and administrative	1,941,044	(132,699)	1,808,345
Total expenses	4,790,860	158,571	4,949,431
Operating income (loss)	(207,712)	(109,669)	(317,381)
Gain on extinguishment of liabilities	207,307	(1,121,825)	(914,518)
Change in fair value of derivative liabilities	-	(755,558)	(755,558)
Change in fair value of derivative liabilities - related party	-	449,000	449,000
Interest expense	(1,678,538)	28,882	(1,649,656)
Other income	281,715	(281,715)	-
Total other income (expense)	(1,491,511)	(1,681,216)	(3,172,727)
Income (loss) before income taxes	(1,699,223)	(1,790,885)	(3,490,108)
Income tax (provision) benefit	398,744	135,515	534,259
Net income (loss)	(1,300,479)	(1,655,370)	(2,955,849)
Net income (loss) attributable to NCI	-	-	-
Net income (loss) attributable to Eon Resources, Inc.	$(1,300,479)	$(1,655,370)	$(2,955,849)

Weighted average share outstanding, common stock - basic and diluted	22,575,043	-	22,575,043
Net income (loss) per share of common stock – basic and diluted	$(0.06)	$(0.07)	$(0.13)
	Six Months Ended June 30, 2025
Condensed Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Revenues
Crude oil	7,913,345	74,402	7,987,747
Natural gas and natural gas liquids	$207,372	$(85,000)	$122,372
Total revenues	9,147,746	(10,598)	9,137,148

Expenses
Production taxes, transportation and processing	700,066	12,491	712,557
Lease operating	3,914,775	635,034	4,549,809
Accretion of asset retirement obligations	251,538	(236,033)	15,505
General and administrative	4,025,589	(408,354)	3,617,235
Total expenses	9,447,233	3,138	9,450,371
Operating income (loss)	(299,487)	(13,736)	(313,223)
Gain on extinguishment of liabilities	299,601	(1,605,938)	(1,306,337)
Change in fair value of derivative liabilities	-	(885,279)	(885,279)
Change in fair value of derivative liabilities - related party	-	562,000	562,000
Interest expense	(3,422,784)	28,882	(3,393,902)
Other income	295,342	(295,141)	201
Total other income (expense)	(3,742,797)	(2,195,476)	(5,938,273)
Income (loss) before income taxes	(4,042,284)	(2,209,212)	(6,251,496)
Income tax (provision) benefit	1,169,129	69,999	1,239,128
Net income (loss)	(2,873,155)	(2,139,213)	(5,012,368)
Net income (loss) attributable to NCI	-	28,535	28,535
Net income (loss) attributable to Eon Resources, Inc.	$(2,873,155)	$(2,110,678)	$(4,983,833)

Weighted average share outstanding, common stock - basic and diluted	18,809,177	-	18,809,177
Net income (loss) per share of common stock – basic and diluted	$(0.15)	$(0.11)	$(0.26)

Schedule of Condensed Consolidated Balance Sheet
	As of June 30, 2025
Condensed Consolidated Balance Sheet	As Reported	Adjustment	As Restated

Accounts receivable - Crude Oil and natural gas sales	$1,433,262	$74,402	$1,507,664
Prepaid expenses and other current assets	488,183	861,056	1,349,239
Total current assets	5,875,645	935,458	6,811,103
Crude oil and natural gas properties, successful efforts method:
Proved Properties	103,382,842	(1,043,485)	102,339,357
Total oil and natural gas properties, net	100,068,351	(1,043,485)	99,024,866
Other noncurrent asset	-	213,750	213,750
Total Assets	$105,963,996	$105,723	$106,069,719

Accounts payable	$6,279,528	$(357,729)	$5,921,799
Accrued liabilities and other	9,118,446	442,584	9,561,030
Royalties payable	4,434,575	536,896	4,971,471
Total current liabilities	27,607,625	621,751	28,229,376
Asset retirement obligations	1,430,899	(236,033)	1,194,866
Deferred tax liability	1,523,603	(69,999)	1,453,604
Derivative liabilities	-	728,582	728,582
Derivative liabilities, related parties	-	2,088,000	2,088,000
Total for non-current liabilities	40,139,959	2,510,550	42,650,509
Total liabilities	67,747,584	3,132,301	70,879,885

Redeemable common stock	-	800,000	800,000

Class A Common Stock	3,435	(40)	3,395
Additional paid in capital	48,064,746	962,675	49,027,421
Accumulated deficit	(31,072,183)	(581,448)	(31,653,631)
Total stockholders’ deficit attributable to EON Resources, Inc.	16,995,998	381,187	17,377,185
Noncontrolling Interest	21,220,414	(4,207,765)	17,012,649
Total Stockholders’ Equity	38,216,412	(3,826,578)	34,389,834
Total Liabilities, Mezzanine Equity and Stockholders Equity	$105,963,996	$105,723	$106,069,719

Condensed Consolidated Balance Sheet	As of March 31, 2025
	As Reported	Adjustment	As Restated

Crude oil and natural gas properties, successful efforts method:
Proved Properties	$100,926,091	$(36,870)	$100,889,221
Total oil and natural gas properties, net	98,069,791	(36,870)	98,032,921
Total Assets	$103,860,046	$(36,870)	$103,823,176

Accounts payable	$6,599,927	$(319,306)	$6,280,621
Accrued liabilities and other	8,393,414	(130,614)	8,262,800
Royalties payable	4,117,471	479,767	4,597,238
Total current liabilities	33,707,812	29,847	33,737,659
Asset retirement obligations	1,385,056	(328,779)	1,056,277
Deferred tax liability	1,922,348	65,516	1,987,864
Derivative liabilities	-	216,646	216,646
Derivative liabilities, related parties	-	2,537,000	2,537,000
Total for non-current liabilities	37,644,078	2,490,383	40,134,461
Total liabilities	71,351,890	2,520,230	73,872,120

Redeemable common stock	-	800,000	800,000

Class A Common Stock	1,792	(40)	1,752
Additional paid in capital	41,237,209	(402,772)	40,834,437
Accumulated deficit	(29,951,259)	1,253,477	(28,697,782)
Total stockholders’ deficit attributable to EON Resources, Inc.	11,287,742	850,665	12,138,407
Noncontrolling Interest	21,220,414	(4,207,765)	17,012,649
Total Stockholders’ Equity	32,508,156	(3,357,100)	29,151,056
Total Liabilities and Stockholders Equity	$103,860,046	$(36,870)	$103,823,176
Condensed Consolidated Balance Sheet	As of June 30, 2025
	As Reported	Adjustment	As Restated

Accounts receivable – Crude Oil and natural gas sales	$1,433,262	$74,402	$1,507,664
Prepaid expenses and other current assets	488,183	861,056	1,349,239
Total current Assets	5,875,645	935,458	6,811,103
Crude oil and natural gas properties, successful efforts method:
Proved Properties	103,382,842	(1,043,485)	102,339,357
Total oil and natural gas properties, net	100,068,351	(1,043,485)	99,024,866
Other noncurrent asset	-	213,750	213,750
Total Assets	$105,963,996	$105,723	$106,069,719

Accounts payable	$6,279,528	$(357,729)	$5,921,799
Accrued liabilities and other	9,118,446	442,584	9,561,030
Royalties payable	4,434,575	536,896	4,971,471
Total current liabilities	27,607,625	621,751	28,229,376
Asset retirement obligations	1,430,899	(236,033)	1,194,866
Deferred tax liability	1,523,603	(69,999)	1,453,604
Derivative liabilities	-	728,582	728,582
Derivative liabilities, related parties	-	2,088,000	2,088,000
Total for non-current liabilities	40,139,959	2,510,550	42,650,509
Total Liabilities	67,747,584	3,132,301	70,879,885

Redeemable common stock	-	800,000	800,000

Class A Common Stock	3,435	(40)	3,395
Additional paid in capital	48,064,746	962,675	49,027,421
Accumulated deficit	(31,072,183)	(581,448)	(31,653,631)
Total stockholders’ deficit attributable to EON Resources, Inc.	16,995,998	381,187	17,377,185
Noncontrolling Interest	21,220,414	(4,207,765)	17,012,649
Total Stockholders’ Equity	38,216,412	(3,826,578)	34,389,834
Total Liabilities and Stockholders Equity	$105,963,996	$105,723	$106,069,719
Condensed Consolidated Balance Sheet	As of September 30, 2025
	As Reported	Adjustment	As Restated

Prepaid expenses and other current assets	$2,631,633	$(1,136,594)	$1,495,039
Total current Assets	5,317,897	(1,136,594)	4,181,303
Crude oil and natural gas properties, successful efforts method:
Proved Properties	87,041,010	7,672	87,048,682
Total oil and natural gas properties, net	84,177,401	7,672	84,185,073
Other noncurrent assets	-	1,630,000	1,630,000
Total Assets	$89,515,298	$501,078	$90,016,376

Accounts payable	$5,859,332	$(190,232)	$5,669,100
Accrued liabilities and other	3,911,147	1,037,318	4,948,465
Royalties payable	4,023,291	601,491	4,624,782
Total current liabilities	15,258,502	1,448,577	16,707,079
Convertible note liability, net of discount	4,392,087	(150,035)	4,242,052
Deferred tax liability	7,067,245	(248,605)	6,818,640
Derivative liabilities	-	808,133	808,133
Derivative liabilities, related parties	-	2,651,000	2,651,000
Total for non-current liabilities	13,358,587	3,060,493	16,419,080
Total Liabilities	28,617,089	4,509,070	33,126,159

Redeemable common stock	-	800,000	800,000

Class A Common Stock	4,503	(40)	4,463
Additional paid in capital	86,104,981	(2,329,019)	83,775,962
Accumulated deficit	(25,211,275)	(2,478,933)	(27,690,208)
Total stockholders’ deficit attributable to EON Resources, Inc.	60,898,209	(4,807,992)	56,090,217
Total Stockholders’ Equity	60,898,209	(4,807,992)	56,090,217
Total Liabilities and Stockholders Equity	$89,515,298	$501,078	$90,016,376

Schedule of Stockholders’ Equity
							Total
							Stockholders’
	Class A		Class B		Additional		(Deficit) Equity Attributable to EON		Total Stockholders’
	Common Stock		Common Stock		Paid-In	Accumulated	Resources	Noncontrolling	(Deficit)
As previously reported	Shares	Amount	Shares	Amount	Capital	Deficit	Inc.	Interest	Equity
Balance -December 31, 2024	10,323,205	$1,032	500,000	$50	$31,312,003	$(28,199,028)	$3,114,057	$24,605,414	$27,719,471
Share-based compensation	325,457	33	-	-	368,060	-	368,093	-	368,093
Shares issued under equity line of credit	4,770,000	477	-	-	4,341,055	-	4,341,532	-	4,341,532
Shares issued for conversion of note payables	1,954,514	195	-	-	1,786,046	-	1,786,241	-	1,786,241
Shares issued to settle accounts payable	45,050	5	-	-	45,045	-	45,050	-	45,050
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Net loss	-	-	-	-	-	(1,752,231)	(1,752,231)	-	(1,752,231)
Balance - March 31, 2025	17,918,226	1,792	-	-	41,237,209	(29,951,259)	11,287,742	21,220,414	32,508,156

Share based compensation	328,800	33	-	-	237,652	-	237,685	-	237,685
Shares issued under equity line of credit	6,000,000	600	-	-	2,682,200	-	2,682,800	-	2,682,800
Shares issued for conversion of notes payable	7,999,466	800	-	-	2,763,387	-	2,764,187	-	2,764,187
Shares issued to settle accounts payable	98,615	10	-	-	49,298	-	49,308	-	49,308
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Net loss	-	-	-	-		(1,300,479)	(1,300,479)	-	(1,300,479)
Balance - June 30, 2025	34,345,107	$3,435	-	$-	$48,064,746	$(31,251,738)	$16,816,443	$21,220,414	$38,036,857

Restatement impacts
Balance - December 31, 2024 (a)	(400,000)	$(40)	-	$-	$(799,960)	$1,529,230	$729,230	$(4,179,230)	$(3,450,000)
Derivative liability conversion to common stock	-	-	-	-	397,188	-	397,188	-	397,188
Net loss	-	-	-	-	-	(275,753)	(275,753)	(28,535)	(304,288)
Balance - March 31, 2025	(400,000)	(40)	-	-	(402,772)	1,253,477	850,665	(4,207,765)	(3,357,100)
Derivative liability conversion to common stock	-	-	-	-	1,365,447	-	1,365,447	-	1,365,447
Net loss	-	-	-	-		(1,655,370)	(1,655,370)	-	(1,655,370)
Balance - June 30, 2025	(400,000)	$(40)	-	$-	$962,675	$(401,893)	$560,742	$(4,207,765)	$(3,647,023)
As restated
Balance -December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Share-based compensation	325,457	33	-	-	368,060	-	368,093	-	368,093
Shares issued under equity line of credit	4,770,000	477	-	-	4,341,055	-	4,341,532	-	4,341,532
Shares issued for conversion of note payables	1,954,514	195	-	-	1,786,046	-	1,786,241	-	1,786,241
Shares issued to settle accounts payable	45,050	5	-	-	45,045	-	45,050	-	45,050
Derivative liability conversion to common stock	-	-	-	-	397,188	-	397,188	-	397,188
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Net loss	-	-	-	-	-	(2,027,984)	(2,027,984)	(28,535)	(2,056,519)
Balance - March 31, 2025	17,518,226	1,752	-	-	40,834,437	(28,697,782)	12,138,407	17,012,649	29,151,056
Share based compensation	328,800	33	-	-	237,652	-	237,685	-	237,685
Shares issued under equity line of credit	6,000,000	600	-	-	2,682,200	-	2,682,800	-	2,682,800
Shares issued for conversion of notes payable	7,999,466	800	-	-	2,763,387	-	2,764,187	-	2,764,187
Shares issued to settle accounts payable	98,615	10	-	-	49,298	-	49,308	-	49,308
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	1,365,447	-	1,365,447	-	1,365,447
Net loss	-	-	-	-		(2,955,849)	(2,955,849)	-	(2,955,849)
Balance - June 30, 2025	33,945,107	$3,395	-	$-	$49,027,421	$(31,653,631)	$17,377,185	$17,012,649	$34,389,834

(a)	These adjustments represent the restatements previously disclosed in the Company's 2024 Form 10-K/A as previously filed with the SEC on April 27, 2026.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

							Total Stockholders’
	Class A		Class B		Additional		Equity Attributable to Eon		Total
	Common Stock		Common Stock		Paid-In	Accumulated	Resources	Noncontro4lling	Stockholder’4
	Shares	Amount	Shares	Amount	Capital	deficit	Inc.	Interest	Equity
As Previously Reported
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(10,098,082)	(10,098,082)	(28,535)	(10,126,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(36,767,880)	$50,355,299	$-	$50,355,299

Restatement Impacts
Net loss	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000
	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000

As Restated
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(7,466,082)	(7,466,082)	(28,535)	(7,494,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(34,135,880)	$52,987,299	$-	$52,987,299

Schedule of Condensed Consolidated Statement of Cash Flows
Condensed Consolidated Statement of Cash Flows	Six Months Ended June 30, 2025
Operating activities:	As Reported	Adjustment	As Restated
Net income	$(2,873,155)	$(2,139,213)	$(5,012,368)
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of asset retirement obligations	251,538	(236,033)	15,505
Deferred income tax benefit	(1,169,130)	(69,998)	(1,239,128)
Gain on extinguishment of liabilities	(299,601)	1,605,938	1,306,337
Change in fair value of derivative liability	-	885,279	885,279
Change in fair value of derivative liability, related party	-	(562,000)	(562,000)
Changes in operating assets and liabilities:
Accounts receivable	130,087	(74,402)	55,685
Prepaid expenses and other assets	(189,297)	(313,457)	(502,754)
Purchase of plugging & abandonment insurance bonds	-	(213,750)	(213,750)
Accounts payable	(1,681,028)	(361,844)	(2,042,872)
Accrued liabilities and other	1,367,083	442,584	1,809,667
Royalties payable	1,243,404	536,896	1,780,300
Net cash used in operating activities	(1,796,949)	(500,000)	(2,296,949)
Investing activities:
Development of crude oil and gas properties	(2,638,532)	500,000	(2,138,532)
Net cash used in investing activities	(2,638,532)	500,000	(2,138,532)

Non Cash Investing/Financing
Accrued purchases of property and equipment	766,104	(4,115)	761,989

Consolidated Statement of Cash Flows	Year Ended December 31 2025
	As Reported	Adjustments	As Restated

Net loss	$(10,126,617)	$2,632,000	$(7,494,617)
Depreciation, depletion, and amortization expense	6,710,092	(3,540,000)	3,170,092
Deferred income tax benefit	1,266,659	871,000	2,137,659
Accrued liabilities and other	4,898,434	37,000	4,935,434
Net cash provided by operating activities	(7,645,418)	-	(7,645,418)

Schedule of Unaudited Condensed Consolidated Financial Statements

The impact of the errors on the previously issued unaudited condensed consolidated financial statements is as follows:

	Three Months Ended March 31, 2025
	As Reported	Adjustments	As Restated
Revenues
Natural gas and natural gas liquids	$139,532	$(59,500)	$80,032
Total revenues	4,564,598	(59,500)	4,505,098

Expenses
Lease operating	1,921,321	269,446	2,190,767
Accretion of asset retirement obligations	335,771	(328,779)	6,992
General and administrative	2,084,545	(275,655)	1,808,890
Total expenses	4,835,928	(334,988)	4,500,940
Operating income (loss)	(271,330)	275,488	4,158
Gain on extinguishment of liabilities	92,294	(484,113)	(391,819)
Change in fair value of derivative liabilities	-	(129,721)	(129,721)
Change in fair value of derivative liabilities - related party	-	113,000	113,000
Other income	13,627	(13,426)	201
Total other income (expense)	(2,251,286)	(514,260)	(2,765,546)
Income (loss) before income taxes	(2,522,616)	(238,772)	(2,761,388)
Income tax (provision) benefit	770,385	(65,516)	704,869
Net income (loss)	(1,752,231)	(304,288)	(2,056,519)
Net income (loss) attributable to NCI	-	(28,535)	(28,535)
Net income (loss) attributable to Eon Resources, Inc.	$(1,752,231)	$(275,753)	$(2,027,984)

Weighted average share outstanding, common stock - basic and diluted	15,338,289	-	15,338,289
Net income (loss) per share of common stock – basic and diluted	$(0.11)	(0.02)	$(0.13)
	Three Months Ended June 30, 2025
	As Reported	Adjustments	As Restated
Revenues
Crude oil	$3,520,740	$74,402	$3,595,142
Natural gas and natural gas liquids	67,840	(25,500)	42,340
Total revenues	4,583,148	48,902	4,632,050

Expenses
Production taxes, transportation and processing	302,850	12,491	315,341
Lease operating	1,993,454	365,588	2,359,042
Accretion of asset retirement obligations	95,322	(86,809)	8,513
General and administrative	1,941,044	(132,699)	1,808,345
Total expenses	4,790,860	158,571	4,949,431
Operating income (loss)	(207,712)	(109,669)	(317,381)
Gain on extinguishment of liabilities	207,307	(1,121,825)	(914,518)
Change in fair value of derivative liabilities	-	(755,558)	(755,558)
Change in fair value of derivative liabilities - related party	-	449,000	449,000
Interest expense	(1,678,538)	28,882	(1,649,656)
Other income	281,715	(281,715)	-
Total other income (expense)	(1,491,511)	(1,681,216)	(3,172,727)
Income (loss) before income taxes	(1,699,223)	(1,790,885)	(3,490,108)
Income tax (provision) benefit	398,744	135,515	534,259
Net income (loss)	(1,300,479)	(1,655,370)	(2,955,849)
Net income (loss) attributable to Eon Resources, Inc.	$(1,300,479)	$(1,655,370)	$(2,955,849)

Weighted average share outstanding, common stock - basic and diluted	22,575,043	-	22,575,043
Net income (loss) per share of common stock – basic and diluted	$(0.06)	(0.07)	$(0.13)

	Six Months Ended June 30, 2025
	As Reported	Adjustments	As Restated
Revenues
Crude oil	$7,913,345	$74,402	$7,987,747
Natural gas and natural gas liquids	207,372	(85,000)	122,372
Total revenues	9,147,746	(10,598)	9,137,148

Expenses
Production taxes, transportation and processing	700,066	12,491	712,557
Lease operating	3,914,775	635,034	4,549,809
Accretion of asset retirement obligations	251,538	(236,033)	15,505
General and administrative	4,025,589	(408,354)	3,617,235
Total expenses	9,447,233	3,138	9,450,371
Operating income (loss)	(299,487)	(13,736)	(313,223)
Gain on extinguishment of liabilities	299,601	(1,605,938)	(1,306,337)
Change in fair value of derivative liabilities	-	(885,279)	(885,279)
Change in fair value of derivative liabilities - related party	-	562,000	562,000
Interest expense	(3,422,784)	28,882	(3,393,902)
Other income	295,342	(295,141)	201
Total other income (expense)	(3,742,797)	(2,195,476)	(5,938,273)
Income (loss) before income taxes	(4,042,284)	(2,209,212)	(6,251,496)
Income tax (provision) benefit	1,169,129	69,999	1,239,128
Net income (loss)	(2,873,155)	(2,139,213)	(5,012,368)
Net income (loss) attributable to NCI	-	(28,535)	(28,535)
Net income (loss) attributable to Eon Resources, Inc.	$(2,873,155)	$(2,110,678)	$(4,983,833)

Weighted average share outstanding, common stock - basic and diluted	18,809,177	-	18,809,177
Net income (loss) per share of common stock – basic and diluted	$(0.15)	(0.11)	$(0.26)
	Three Months Ended September 30, 2025
	As Reported	Adjustments	As Restated
Revenues
Crude Oil	$4,351,800	$(117,945)	$4,233,855
Natural gas and natural gas liquids	132,466	(26,832)	105,634
Total revenues	4,364,341	(144,777)	4,219,564

Expenses
Production taxes, transportation and processing	435,539	(12,491)	423,048
Lease operating	2,545,969	203,248	2,749,217
General and administrative	2,591,296	54,001	2,645,297
Total expenses	6,129,063	244,758	6,373,821
Operating loss	(1,764,722)	(389,535)	(2,154,257)
Amortization of financing costs	(399,697)	(21,526)	(421,223)
Change in fair value of derivative liabilities	-	(779,187)	(779,187)
Change in fair value of derivative liabilities - related party	-	(563,000)	(563,000)
Interest expense	(1,220,390)	(67,329)	(1,287,719)
Gain on extinguishment of liabilities	1,846,684	(19,481)	1,827,203
Total other income (expense)	13,650,069	(1,450,523)	12,199,546
Income (loss) before income taxes	11,885,347	(1,840,058)	10,045,289
Income tax (provision) benefit	(6,260,472)	178,606	(6,081,866)
Net income (loss)	5,624,875	(1,661,452)	3,963,423
Net income (loss) attributable to Eon Resources, Inc.	$5,624,875	$(1,661,452)	$3,963,423

Weighted average share outstanding, common stock – basic	38,073,390	-	38,073,390
Weighted average share outstanding, common stock - diluted	54,964,640	-	54,964,640
Net income (loss) per share of common stock – basic	$0.15	(0.05)	$0.10
Net income (loss) per share of common stock –diluted	$0.10	(0.03)	$0.07
	Nine Months Ended September 30, 2025
	As Reported	Adjustments	As Restated
Revenues
Crude Oil	$12,265,145	$(43,543)	$12,221,602
Natural gas and natural gas liquids	339,838	(111,832)	228,006
Total revenues	13,512,087	(155,375)	13,356,712

Expenses
Lease operating expenses	6,460,744	838,282	7,299,026
General and administrative	6,616,885	(354,353)	6,262,532
Total Expenses	15,340,263	483,929	15,824,192
Operating loss	(1,828,176)	(639,304)	(2,467,480)
Gain on extinguishment of liabilities	2,146,285	(1,625,419)	520,866
Amortization of financing costs	(1,069,514)	(21,526)	(1,091,040)
Change in fair value of derivative liabilities	-	(1,664,466)	(1,664,466)
Change in fair value of derivative liabilities - related party	-	(1,000)	(1,000)
Interest expense	(4,643,174)	(38,447)	(4,681,621)
Other income	295,342	(295,141)	201
Total other income (expense)	9,907,272	(3,645,999)	6,261,273
Income (loss) before income taxes	8,079,096	(4,285,303)	3,793,793
Income tax (provision) benefit	(5,091,343)	248,605	(4,842,738)
Net income (loss)	2,987,753	(4,036,698)	(1,048,945)
Net income (loss) attributable to NCI	-	(28,535)	(28,535)
Net income (loss) attributable to Eon Resources, Inc.	$2,987,753	$(4,008,163)	$(1,020,410)

Weighted average share outstanding, common stock - basic	25,301,146	-	25,301,146
Weighted average share outstanding, common stock - diluted	47,789,972	(22,488,826)	25,301,146
Net income (loss) per share of common stock – basic	$0.12	(0.16)	$(0.04)
Net income (loss) per share of common stock – diluted	$0.07	(0.11)	$(0.04)